Compensation Expense Relating to Share Options and RSU (Detail) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Sep. 30, 2012 CNY	Sep. 30, 2013 Stock Options And Restricted Stock Units USD ($)	Sep. 30, 2013 Stock Options And Restricted Stock Units CNY	Sep. 30, 2012 Stock Options And Restricted Stock Units CNY
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Cost of revenues	$ 535,750	3,278,790	2,905,472	$ 92	560	2,352
Selling expenses				45	275	749
General and administrative expenses	35,233	215,624	194,054	194	1,190	2,473
Research and development expenses	11,127	68,097	64,111	43	264	427
Share Based Compensation				$ 374	2,289	6,001